RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Waterford Capital Acquisition Co. IX, LLC

During January and February 2012, we borrowed approximately $336,075 from Waterford Capital Acquisition Co. IX, LLC, and accounted for these as advances prior to the Share Exchange.  Immediately prior to the Share Exchange, this debt was converted into 309,595 shares of our common stock.

Consulting Services

During the years ended February 28, 2014 and 2013, we paid one of our shareholders an aggregate of $110,000 and $72,000 of consulting fees for financial advisory services,

Additionally, pursuant to the 2012 Plan we issued this shareholder (i) 165,000 stock options with an exercise price equal to $0.68 on February 27, 2012 and (ii) 100,000 options with an exercise price of $3.25 on April 5, 2013.